Nature of Operations	12 Months Ended
Mar. 31, 2011
Nature of Operations
Nature of Operations
(1)	Nature of Operations

Hitachi, Ltd. (the Company) is a Japanese corporation, whose principal office is located in Japan. The Company's and its subsidiaries' businesses are diverse, and include information and telecommunication systems, power systems, social infrastructure and industrial systems, electronic systems and equipment, construction machinery, high functional materials and components, automotive systems, components and devices, digital media and consumer products, financial services, and others including logistics services.